Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

Note 6:- LEASES

The Company has six non-cancelable operating lease agreements for office spaces in Israel. The leases have original lease periods expiring until 2027, some of which may include options to extend the leases for up to three additional years. The Company does not assume exercise of renewal options in its determination of the lease term unless the renewals are considered as reasonably certain to be exercised.

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2024	2023
Cash payments and expenses related to operating leases	$(557)	$(451)
Operating lease right-of-use assets and liabilities, net	226	2

Maturities of lease liabilities as of December 31, 2024, were as follows:

2025	$563
2026	528
2027	466
2028 and after	905
Total lease payments	2,462
Less imputed interest	454
Total lease liabilities	$2,008

Supplemental balance sheet information related to operating leases were as follows:

	December 31,	December 31,
	2024	2023
Operating lease right-of-use assets	$1,782	$1,740
Current maturities of operating leases	$551	$436
Long-term operating lease liabilities	$1,457	$1,306
Weighted average remaining lease term (in years)	4.73	5.5
Weighted average discount rate	9.5%	9.4%